UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 03-31-2008

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Tortola, MBA
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Tortola           Manchester, MA      03/08/2008

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 102
Form 13F Information Table Value Total: $120,742,684

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                 Title                                    Shares/ Put/Invstmt  Other    Voting Authority
Name of Issuer                   of Class CUSIP     Market Value  Shares  PRN     CallDiscret. Managers Sole   Share   None

3M Co                            Common   88579Y101 $3,298,550    41,674  SH      Sole                                 41,674
Abbott Laboratories              Common   002824100 $432,652      7,845   SH      Sole                                 7,845
American Express Co              Common   025816109 $227,956      5,214   SH      Sole                                 5,214
American International Group, IncCommon   026874107 $409,448      9,467   SH      Sole                                 9,467
Ameriprise Financial, Inc.       Common   03076c106 $416,770      8,038   SH      Sole                                 8,038
AMEX Energy Sector SPDR          Common   81369y506 $2,474,419    33,411  SH      Sole                                 33,411
AMEX Financial Sector SPDR       Common   81369y605 $745,105      29,960  SH      Sole                                 29,960
Amgen Inc.                       Common   031162100 $215,167      5,150   SH      Sole                                 5,150
Anheuser-Busch Companies, Inc.   Common   035229103 $2,344,454    49,408  SH      Sole                                 49,408
AT&T Corp                        Common   00206r102 $855,582      22,338  SH      Sole                                 22,338
Automatic Data Processing, Inc.  Common   053015103 $1,441,642    34,009  SH      Sole                                 34,009
Bank of America Corporation      Common   060505104 $517,358      13,647  SH      Sole                                 13,647
Baxter International, Inc,       Common   071813109 $235,790      4,078   SH      Sole                                 4,078
Berkshire Hathaway Inc. Class A  Common   084670108 $2,401,200    18      SH      Sole                                 18
Berkshire Hathaway Inc. Class B  Common   084670207 $2,294,598    513     SH      Sole                                 513
Boston Properties, Inc.          Common   101121101 $762,800      8,285   SH      Sole                                 8,285
BP p.l.c. ADR                    Common   055622104 $434,260      7,160   SH      Sole                                 7,160
Broadridge Financial Solutions InCommon   11133t103 $1,205,706    68,506  SH      Sole                                 68,506
Canadian Natural Resources Ltd.  Common   136385101 $1,245,608    18,248  SH      Sole                                 18,248
Caterpillar                      Common   149123101 $252,955      3,231   SH      Sole                                 3,231
Chevron Corp                     Common   166764100 $1,771,732    20,756  SH      Sole                                 20,756
Cisco Systems, Inc.              Common   17275r102 $604,900      25,110  SH      Sole                                 25,110
Citigroup Inc.                   Common   172967101 $329,590      15,387  SH      Sole                                 15,387
Clorox Company                   Common   189054109 $1,858,925    32,820  SH      Sole                                 32,820
Coca-Cola Company                Common   191216100 $3,633,293    59,689  SH      Sole                                 59,689
Colgate-Palmolive Company        Common   194162103 $3,193,219    40,986  SH      Sole                                 40,986
Comcast Corporation              Common   20030n200 $3,051,913    160,881 SH      Sole                                 160,881
ConocoPhillips                   Common   20825C104 $759,280      9,963   SH      Sole                                 9,963
Covidien Limited                 Common   G2552X108 $678,693      15,337  SH      Sole                                 15,337
CVS Caremark Corp                Common   126650100 $3,337,663    82,391  SH      Sole                                 82,391
Danaher Corp.                    Common   235851102 $395,356      5,200   SH      Sole                                 5,200
Diamonds Trust Series 1          Common   252787106 $250,063      2,043   SH      Sole                                 2,043
Dreyfus Municipal Income Inc.    Common   26201r102 $85,200       10,000  SH      Sole                                 10,000
Du Pont                          Common   263534109 $246,893      5,280   SH      Sole                                 5,280
eBay Inc.                        Common   278642103 $200,823      6,730   SH      Sole                                 6,730
EMC Corp/Mass                    Common   268648102 $229,010      15,970  SH      Sole                                 15,970
Emerson Electric Co              Common   291011104 $263,990      5,130   SH      Sole                                 5,130
Exxon Mobil Corp.                Common   30231g102 $3,185,119    37,658  SH      Sole                                 37,658
Forest Laboratories, Inc.        Common   345838106 $320,080      8,000   SH      Sole                                 8,000
FPL Group, Inc.                  Common   302571104 $219,590      3,500   SH      Sole                                 3,500
General Electric Company         Common   369604103 $2,640,413    71,343  SH      Sole                                 71,343
Harley-Davidson, Inc.            Common   412822108 $744,938      19,865  SH      Sole                                 19,865
Hewlett-Packard Co               Common   428236103 $827,907      18,132  SH      Sole                                 18,132
Home Depot, Inc.                 Common   437076102 $675,202      24,140  SH      Sole                                 24,140
Hospira, Inc.                    Common   441060100 $1,333,868    31,187  SH      Sole                                 31,187
IDEXX Laboratories, Inc          Common   45168d104 $294,870      5,986   SH      Sole                                 5,986
IMS Health Inc.                  Common   449934108 $347,652      16,547  SH      Sole                                 16,547
Intel Corp                       Common   458140100 $549,910      25,963  SH      Sole                                 25,963
Intl Business Machines Corp      Common   459200101 $578,626      5,025   SH      Sole                                 5,025
iShares Comex Gold Trust         Common   464285105 $1,844,681    20,345  SH      Sole                                 20,345
iShares DJ Select Dividend       Common   464287168 $506,073      8,745   SH      Sole                                 8,745
iShares Lehman US Treasury Fund  Common   464287176 $282,443      2,570   SH      Sole                                 2,570
iShares MSCI EAFE Index Fund     Common   464287465 $2,655,267    36,930  SH      Sole                                 36,930
iShares MSCI Emerging Markets IndCommon   464287234 $2,820,099    20,986  SH      Sole                                 20,986
iShares MSCI Japan Index Fund    Common   464286848 $197,920      16,000  SH      Sole                                 16,000
iShares Russell 2000 Index Fund  Common   464287655 $3,019,306    44,213  SH      Sole                                 44,213
iShares S&P Midcap 400           Common   464287507 $310,960      4,000   SH      Sole                                 4,000
iShares S&P Midcap 400/Value     Common   464287705 $310,378      4,250   SH      Sole                                 4,250
iShares S&P SmallCap 600 Index FuCommon   464287804 $1,120,092    18,690  SH      Sole                                 18,690
ITT Corporation                  Common   450911102 $1,615,954    31,190  SH      Sole                                 31,190
J.P. Morgan Chase & Co.          Common   46625h100 $1,110,844    25,863  SH      Sole                                 25,863
Johnson & Johnson                Common   478160104 $4,528,947    69,815  SH      Sole                                 69,815
Laboratory CP Amer Hldgs         Common   50540R409 $2,680,405    36,379  SH      Sole                                 36,379
Liberty Media Corp - Ent Ser A   Common   53071m500 $699,757      30,908  SH      Sole                                 30,908
Mastercard, Inc.                 Common   57636q104 $245,289      1,100   SH      Sole                                 1,100
McDonald's Corp                  Common   580135101 $219,622      3,938   SH      Sole                                 3,938
McGraw-Hill Companies, Inc.      Common   580645109 $1,735,542    46,970  SH      Sole                                 46,970
Medtronic, Inc.                  Common   585055106 $682,549      14,111  SH      Sole                                 14,111
Merck & Co. Inc.                 Common   589331107 $274,227      7,226   SH      Sole                                 7,226
Microsoft Corp                   Common   594918104 $3,187,159    112,303 SH      Sole                                 112,303
Moody's Corporation              Common   615369105 $1,591,482    45,692  SH      Sole                                 45,692
Norfolk Southern Corp.           Common   655844108 $205,058      3,775   SH      Sole                                 3,775
Occidental Petroleum             Common   674599105 $418,892      5,724   SH      Sole                                 5,724
Oil Service HOLDRs Trust         Common   678002106 $282,880      1,600   SH      Sole                                 1,600
Omnicom Group Inc Com            Common   681919106 $2,495,788    56,491  SH      Sole                                 56,491
Oracle Corp.                     Common   68389X105 $286,906      14,668  SH      Sole                                 14,668
Paychex, Inc.                    Common   704326107 $320,948      9,368   SH      Sole                                 9,368
Pepsi Co Inc                     Common   713448108 $1,010,439    13,995  SH      Sole                                 13,995
Pfizer Inc.                      Common   717081103 $1,657,803    79,207  SH      Sole                                 79,207
Praxair, Inc.                    Common   74005P104 $306,597      3,640   SH      Sole                                 3,640
Procter & Gamble Co              Common   742718109 $4,883,424    69,693  SH      Sole                                 69,693
Progress Energy, Inc.            Common   743263105 $308,580      7,400   SH      Sole                                 7,400
Sara Lee Corp                    Common   803111103 $162,168      11,600  SH      Sole                                 11,600
Schlumberger                     Common   806857108 $301,020      3,460   SH      Sole                                 3,460
SPDR Tr Unit Ser 1               Common   78462F103 $2,755,270    20,878  SH      Sole                                 20,878
Stryker Corp                     Common   863667101 $259,550      3,990   SH      Sole                                 3,990
Sysco Corp                       Common   871829107 $368,786      12,708  SH      Sole                                 12,708
Tyco Electronics Ltd.            Common   G9144P105 $247,541      7,212   SH      Sole                                 7,212
Tyco Intl Ltd New Com            Common   G9143X208 $443,766      10,074  SH      Sole                                 10,074
United Technologies Corp         Common   913017109 $3,593,807    52,220  SH      Sole                                 52,220
UnitedHealth Group Inc           Common   91324P102 $202,380      5,890   SH      Sole                                 5,890
US Bancorp                       Common   902973304 $384,922      11,895  SH      Sole                                 11,895
Vanguard Total Stock Market ETF  Common   922908769 $771,590      5,890   SH      Sole                                 5,890
Verizon Communications           Common   92343v104 $269,189      7,385   SH      Sole                                 7,385
Walgreen Co                      Common   931422109 $363,760      9,550   SH      Sole                                 9,550
Wal-Mart Stores                  Common   931142103 $4,410,738    83,727  SH      Sole                                 83,727
Walt Disney Co.                  Common   254687106 $965,468      30,767  SH      Sole                                 30,767
Wellpoint Health Networks        Common   94973V107 $551,978      12,508  SH      Sole                                 12,508
Wells Fargo & Co.                Common   949746101 $3,244,523    111,495 SH      Sole                                 111,495
Western Union Company            Common   959802109 $1,013,695    47,658  SH      Sole                                 47,658
Whole Foods Market Inc.          Common   966837106 $1,479,364    44,870  SH      Sole                                 44,870
Wyeth                            Common   983024100 $316,123      7,570   SH      Sole                                 7,570

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